DISPOSITION OF EXPLORATION AND EVALUATION ASSETS (Details Narrative)		12 Months Ended
	Jun. 08, 2017 CAD ($) shares	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2020 USD ($)
Statement [Line Items]
Royalty interest		$ 1
Payment in cash on current exchange rate		20,151	$ 1,108,197	$ (180)
Gain on sale of exploration and evaluation assets				$ 5,871,719
Barrick [Member]
Statement [Line Items]
Common shares return | shares	4,150,000
Gain on sale of exploration and evaluation assets		5,871,719
Robertson Properties [Member]
Statement [Line Items]
Royalty interest		$ 1
Payment in cash on current exchange rate	$ 21,840,000
Advance royalty payments, discount rate		5.04%			5.04%
Robertson Properties [Member] | January 2, 2034 [Member]
Statement [Line Items]
Advance royalty payments (USD)					$ 500,000
Agreement, description		Pursuant to the Agreement, as amended, and due to the delay in closing, in the event that the Robertson Property is not placed into production by December 31, 2024, then beginning on January 1, 2025, and continuing on an annual basis thereafter until the earlier of (i) the date commercial production commences and (ii) January 2, 2034, Barrick will make advance royalty payments to the Company of US$0.5 million, which will be non-refundable and fully credited against any future obligations under the NSR
Robertson Properties [Member] | Top of range [member]
Statement [Line Items]
Advance royalty payments, Percentage	2.25%
Robertson Properties [Member] | Bottom of range [member]
Statement [Line Items]
Advance royalty payments, Percentage	1.00%